UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2003

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             NCF Investment Department of New Covenant Trust Company, N.A.
Address:          200 East 12th Street
                  Jeffersonville, IN  47130


Form 13F File Number: 028-10338


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Dennis J. Murphy
Title:           Executive Vice President and Chief Investment Officer
Phone:           (502) 569-5955


Signature, Place, and Date of Signing:

 /s/ Dennis J. Murphy                   Jeffersonville, IN             11/3/03
-----------------------------           ------------------             -------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-06450        Seneca Capital Management LLC
28-00096        Capital Guardian Trust Co.
28-03697        Sound Shore Management, Inc.
28-04557        Wellington Management Co.
28-00776        Wachovia Corporation

Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings as sub-investment advisers to the New Covenant Funds, a registered investment company for which the Reporting Manager serves as investment adviser.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                          ---------------

Form 13F Information Table Entry Total:         2
                                          ---------------

Form 13F Information Table Value Total:      $ 810
                                          ---------------
                                            (thousands)


List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE

Name of issuer          Title of    CUSIP      Value      Shrs or    SH/PRN  Put/   Investment  Other       Voting authority
                         class                (x$1000)    prn amt            Call   discretion  managers
                                                                                                            Sole    Shared  None

First Tenn              Common    337162101       396       9,327      SH              SOLE       N/A        9,327    0      0
  National Corp.        Stock


Microsoft               Common    594918104       414      14,900      SH              SOLE       N/A       14,900    0      0
                        Stock
